TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
Schedule of taxes payable

	12/31/2017	12/31/2016
Current liabilities:
Taxes Withheld at Source (IRRF)	252,600	288,537
PASEP and COFINS	512,227	314,435
ICMS	127,901	214,385
PAES / REFIS	35,960	175,462
Parceling IR/CS	—	37,679
INSS/FGTS	93,910	134,907
ISS	28,491	41,585
Other	122,228	129,099

Total	1,173,317	1,336,089

	12/31/2017	12/31/2016
Non-current liabilities:
PASEP and COFINS	33,087	204,284
PASEP and COFINS deferred	65,588	40,319
PAES / REFIS	210,850	589,200
Parceling IR/CS	—	135,016
INSS/FGTS	—	32,847
Other	17,002	58,214

Total	326,527	1,059,880

Schedule of Income tax and social contributions payable

	12/31/2017	12/31/2016
Current liabilities:
Current Income Tax	1,075,787	447,236
Current Social Contribution	422,432	159,612

	1,498,219	606,848

Non-current liabilities:
Deferred income tax/social contributions	8,901,931	8,305,606

Schedule of Reconciliation of expense with income tax and social contributions

	12/31/2017		12/31/2016
	IRPJ	CSLL	IRPJ	CSLL
Earnings (Losses) before IRPJ and CSLL	(200,398)	(200,398)	12,024,095	12,024,095
Calculation Base
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	50,100	18,036	(3,006,024)	(1,082,169)
Effects of additions and exclusions:
Revenue from dividends	10,012	3,604	25,838	9,301
Previously unrecognized tax losses offset in the current year	673,043	242,295	778,512	280,264
PRT effect (see 26.8)	359,767	131,429	172,498	62,099
Constitution of Tax Credits	389,892	26,415	500,021	180,007
Deferred taxes acknowledged from prior periods	—	—	—	—
Deferred taxes not recognized/written off	(2,937,852)	(1,179,571)	(4,044,525)	(1,465,668)
Tax Incentives	412,143	—	185,217	—
Grants	(24,725)	(8,901)	(35,439)	(12,758)
Other additions and exclusions	206,032	102,986	(798,67)	(259,323)

Total income (expense) of IRPJ and CSLL	(861,588)	(663,707)	(6,222,573)	(2,288,246)

Effective rate	429.94%	331.19%	51.75%	19.03%